Fair Value Measurements and Disclosures (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	$ 68,800	$ 14,710
Foreclosed real estate	40,619	45,693
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	0	0
Foreclosed real estate	0	0
Significant Other Observable Inputs (Level 2) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	0	0
Foreclosed real estate	0	0
Significant Unobservable Inputs (Level 3) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	73,240	16,721
Foreclosed real estate	40,619	45,693
Total Gains (Losses) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	(2,280)	0
Foreclosed real estate	$ (7,461)	$ (2,739)